Repurchase and Resell Agreements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Repurchase Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days	14 days	14 days
Securities purchased under agreements to resell, amount outstanding	$ 410.1	20,868.3	0
Securities sold under repurchase agreements, maturity (days)	14 days	14 days	14 days
Securities sold under repurchase agreements, amount outstanding	$ 1,375.5	70,000.0	60,000.0